Others - Capital management , schedule of gearing ratios (Details) $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Others
Total liabilities	$ 34,158	$ 30,957
Total equity	$ 147,015	$ 139,406	$ 181,964	$ (190,442)
Gearing ratio	0.23	0.22